Notes Payable and Capital Leases - Schedule of Notes Payable and Capital Leases (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Notes payable, net of unamortized discounts of $121,069 and zero	$ 15,173,496	$ 78,931
Capital lease obligations			$ 60,000	$ 3,689
Successor [Member]
Notes payable, net of unamortized discounts of $121,069 and zero		78,931
Capital lease obligations
Total note payable and capital lease		78,931
Less: current portion
Long-term portion, net of unamortized discounts of $121,069 and zero		$ 78,931
Predecessor [Member]
Notes payable, net of unamortized discounts of $121,069 and zero
Capital lease obligations				3,689
Total note payable and capital lease				3,689
Less: current portion				(3,689)
Long-term portion, net of unamortized discounts of $121,069 and zero